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[Lincoln National Life Insurance Company]
[1300 S. Clinton Street]
[Fort Wayne, IN 46802]


July 7, 1999

                                                         VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C. 20549


RE:  Lincoln National Variable Annuity Account C
     File No. 33-25990
     -------------------------------------------


Commissioners:

     On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account C (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 17 for the Account filed on July 1, 1999.

     If you have any questions, please contact me at (219) 455-6565.


Sincerely,

/s/ Steven M. Kluever

Steven M. Kluever


Copy to:  Kim Smith, Sutherland, Asbill & Brennan
          Brian Burke, Lincoln Life